Investment Portfolio - March 31, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 24.5%

Non-Convertible Corporate Bonds- 24.5%
Communication Services - 4.8%
Diversified Telecommunication Services - 1.7%
AT&T, Inc., 4.25%, 3/1/2027	1,440,000	$1,617,481
Verizon Communications, Inc., 4.272%, 1/15/2036	4,130,000	4,663,419
		6,280,900
Interactive Media & Services - 2.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	6,550,000	7,111,139
Media - 1.1%
Comcast Corp., 3.25%, 11/1/2039	3,890,000	3,998,879
Total Communication Services		17,390,918

Consumer Discretionary - 1.5%
Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd.
(China), 4.00%, 12/6/2037	1,725,000	1,854,535
(China), 2.70%, 2/9/2041	1,775,000	1,607,108
Expedia Group, Inc., 4.625%, 8/1/2027[2]	1,630,000	1,814,634
Total Consumer Discretionary		5,276,277

Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Energy Transfer Operating LP, 6.50%, 2/1/2042	3,590,000	4,269,790
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,240,000	4,338,660
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	4,360,000	5,105,520
The Williams Companies, Inc., 2.60%, 3/15/2031	3,650,000	3,556,546
Total Energy		17,270,516

Financials - 3.6%
Banks - 2.6%
Bank of America Corp., 4.00%, 1/22/2025	2,200,000	2,403,655
Citigroup, Inc., 4.45%, 9/29/2027	2,910,000	3,277,110
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[3]	3,890,000	3,956,333
		9,637,098
Capital Markets - 1.0%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026[2]	1,810,000	1,797,471
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,717,288
		3,514,759
Total Financials		13,151,857
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.7%
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	2,220,000	$2,458,673

Industrials - 5.4%
Airlines - 0.9%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	3,412,783

Industrial Conglomerates - 0.8%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.514%[3,4]	3,190,000	3,009,765

Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,798,919

Trading Companies & Distributors - 3.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	4,100,000	4,452,502
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,787,479
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,580,000	1,650,531
Avolon Holdings Funding Ltd.
(Ireland), 4.375%, 5/1/2026[2]	2,460,000	2,570,560
(Ireland), 3.25%, 2/15/2027[2]	1,060,000	1,050,778
		11,511,850
Total Industrials		19,733,317

Real Estate - 3.8%
Equity Real Estate Investment Trusts (REITS) - 3.8%
American Tower Corp., 3.80%, 8/15/2029	4,320,000	4,700,479
Camden Property Trust, 2.80%, 5/15/2030	3,070,000	3,147,066
Crown Castle International Corp., 3.10%, 11/15/2029	4,510,000	4,643,827
SBA Tower Trust, 2.328%, 1/15/2028[2]	1,300,000	1,320,384
Total Real Estate		13,811,756

TOTAL CORPORATE BONDS (Identified Cost $87,297,234)		89,093,314

ASSET-BACKED SECURITIES - 18.7%
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/20372	2,700,000	2,680,546
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,820,000	2,811,414
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2]	98,252	98,718
CF Hippolyta LLC
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,260,837	1,249,445

Investment Portfolio - March 31, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC (continued)
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,574,725	$1,600,654
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,760,000	1,754,150
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada), 2.12%, 11/15/2029[2]	55,757	55,888
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	3,500,000	3,417,997
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	862,749	885,094
CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/2053[2]	1,472,103	1,450,929
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	500,000	508,441
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	617,727
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,541,553
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,379,161
EDvestinU Private Education Loan Issue No 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,600,000	1,583,253
Ford Credit Auto Owner Trust, Series 2020-A, Class A4, 1.35%, 7/15/2025	1,750,000	1,786,750
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	2,270,390	2,331,926
Home Partners of America Trust, Series 2019-1, Class A, 2.908%, 9/17/2039[2]	938,921	950,034
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.958%, 12/17/2036[2,5]	138,866	139,019
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.258%, 12/17/2036[2,5]	115,000	115,216
Navient Private Education Loan Trust
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.619%, 6/25/2031[5]	902,406	895,618
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.556%, 7/16/2040[2,5]	1,541,701	1,565,190
Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	1,000,000	1,022,533
Nelnet Student Loan Trust
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.739%, 1/25/2037[2,5]	1,093,946	1,086,938
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust (continued)
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.709%, 9/25/2047[2,5]	2,868,996	$2,857,695
OCP CLO Ltd., Series 2020-8RA, Class A1, (3 mo. LIBOR US + 1.220%) (Cayman Islands), 1.440%, 1/17/2032[2,5]	2,500,000	2,500,977
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,050,000	1,087,389
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,835,000	1,895,133
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	902,997	923,442
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	800,000	819,808
Series 2020-SFR2, Class A, 2.078%, 6/17/2037[2]	1,000,000	1,021,253
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	1,285,000	1,319,614
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	111,796	112,605
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	195,145	196,714
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%, 1/25/2036[2]	257,054	259,816
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	2,385,757	2,441,497
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	820,000	843,824
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	716,547	727,650
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	2,000,000	1,985,312
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/2028[2]	19,977	20,020
TCI-Flatiron CLO Ltd., Series 2016- 1A, Class CR2, (3 mo. LIBOR US + 2.200%) (Cayman Islands), 2.436%, 1/17/2032[5,6]	1,500,000	1,497,495
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	274,081	279,332
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	218,169	221,889
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.109%, 10/25/2048[2,5]	219,620	221,260

Investment Portfolio - March 31, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.35%, 5/25/2033[2]	3,000,000	$3,042,626
Tricon American Homes,	1,300,000	1,291,669
Series 2020- SFR1, Class B, 2.049%, 7/17/2038[2]
Triton Container Finance VIII LLC,
Series 2021-1A, Class A, 1.86%, 3/20/2046[2].	2,800,000	2,731,129
Vantage Data Centers LLC,
Series 2020- 1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,750,598
VB-S1 Issuer LLC
Series 2020-1A, Class C2, 3.031%, 6/15/2050[2]	375,000	392,437
Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,252,543

TOTAL ASSET-BACKED SECURITIES (Identified Cost $67,843,799)		68,221,921

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%

BWAY Mortgage Trust, Series 2015- 1740, Class A, 2.917%, 1/10/2035[2]	400,000	406,164
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	97,068	98,830
Credit Suisse Mortgage Capital Trust
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,7]	354,053	358,538
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	403,277	411,923
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	104,451	105,280
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	64,367	65,150
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	158,288	163,917
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	1,104,096
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K014, Class X1 (IO), 1.462%, 4/25/2021[7]	354,425	4
Series K016, Class X1 (IO), 1.482%, 10/25/2021[7]	978,783	1,545
Series K021, Class X1 (IO), 1.400%, 6/25/2022[7]	8,508,755	95,427
Series K030, Class X1 (IO), 0.166%, 4/25/2023[7]	12,613,161	38,306
Series K032, Class X1 (IO), 0.088%, 5/25/2023[7]	7,425,581	16,760
Freddie Mac REMICS
Series 4791, Class BA, 4.00%, 3/15/2044	113,534	114,299
Series 4801, Class BA, 4.50%, 5/15/2044	24,041	24,092
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust
Series 2011-K15, Class B, 4.986%, 8/25/2044[2,7]	170,000	$171,686
Series 2015-K42, Class B, 3.851%, 12/25/2024[2,7]	380,000	408,325
Series 2015-K720, Class B, 3.394%, 7/25/2022[2,7]	340,000	350,543
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	330,562	341,522
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,7]	1,289,745	1,308,537
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/2043[2]	49,209	49,332
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,7]	48,383	49,018
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,7]	47,197	48,033
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	95,176	97,306
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,7]	81,956	83,251
Morgan Stanley Capital I Trust, Series 2018-H3, Class A5, 4.177%, 7/15/2051	1,423,000	1,591,642
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,7]	168,290	177,792
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	80,491	85,729
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	158,359	167,891
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	147,111	156,572
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	334,302	340,223
Sequoia Mortgage Trust
Series 2012-3, Class A1, 3.50%, 7/25/2042[7]	137,638	137,321
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	880,584	887,519
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	61,544	62,139
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	169,097	170,825
Series 2016-3, Class A10, 3.50%, 11/25/2046[2,7]	352,160	354,518
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,7]	302,748	304,639
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	719,419	723,239

Investment Portfolio - March 31, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.679%, 12/15/2050	1,000,000	$1,094,304
Waikiki Beach Hotel Trust, Series 2019- WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.156%, 12/15/2033[2,5]	415,000	414,497
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 9/15/2058	3,000,000	3,284,078
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	2,000,000	2,174,745
WinWater Mortgage Loan Trust
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]	38,258	39,159
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,7]	1,206,891	1,214,474
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $19,059,752)		19,293,190

MUNICIPAL BONDS - 1.8%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,315,884
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	94,766
King County, Series B, G.O. Bond, 1.30%, 12/1/2028	1,675,000	1,608,101
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	910,000	937,891
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	611,280

TOTAL MUNICIPAL BONDS (Identified Cost $6,713,992)		6,567,922

MUTUAL FUND - 0.7%

iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $2,595,435)	42,254	2,494,676

U.S. TREASURY SECURITIES - 31.6%
U.S. Treasury Bonds - 8.9%
U.S. Treasury Bond
3.875%, 8/15/2040	8,460,000	10,647,042
2.50%, 2/15/2045	10,162,000	10,348,965
3.00%, 5/15/2047	10,262,000	11,452,152
Total U.S. Treasury Bonds (Identified Cost $37,094,664)		32,448,159
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 22.7%
U.S. Treasury Note
2.50%, 5/15/2024	1,880,000	$2,003,228
2.125%, 5/15/2025	20,505,000	21,697,654
1.625%, 5/15/2026	24,517,000	25,309,972
2.375%, 5/15/2027	11,675,000	12,471,728
2.875%, 5/15/2028	19,440,000	21,356,662
Total U.S. Treasury Notes (Identified Cost $84,687,666)		82,839,244
TOTAL U.S. TREASURY SECURITIES (Identified Cost $121,782,330)		115,287,403

U.S. GOVERNMENT AGENCIES - 15.4%

Mortgage-Backed Securities - 15.4%

Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021	515	516
Pool #995233, UMBS, 5.50%, 10/1/2021	4	4
Pool #888017, UMBS, 6.00%, 11/1/2021	356	357
Pool #995329, UMBS, 5.50%, 12/1/2021	454	456
Pool #888136, UMBS, 6.00%, 12/1/2021	690	695
Pool #888810, UMBS, 5.50%, 11/1/2022	1,211	1,215
Pool #AD0462, UMBS, 5.50%, 10/1/2024	3,193	3,356
Pool #MA3463, UMBS, 4.00%, 9/1/2033	244,581	260,272
Pool #MA1834, UMBS, 4.50%, 2/1/2034	46,512	51,393
Pool #FM1158, UMBS, 3.50%, 6/1/2034	734,885	783,076
Pool #828377, UMBS, 5.50%, 6/1/2035	202,329	236,752
Pool #MA2587, UMBS, 3.50%, 4/1/2036	350,030	375,437
Pool #889494, UMBS, 5.50%, 1/1/2037	187,633	219,651
Pool #MA3215, UMBS, 3.50%, 12/1/2037	1,224,201	1,300,379
Pool #FM2568, UMBS, 3.00%, 5/1/2038	717,040	748,731
Pool #889624, UMBS, 5.50%, 5/1/2038	29,165	34,289
Pool #995876, UMBS, 6.00%, 11/1/2038	87,658	104,499
Pool #AD0307, UMBS, 5.50%, 1/1/2039	28,958	34,045
Pool #MA3988, UMBS, 3.00%, 4/1/2040	756,856	790,842

Investment Portfolio - March 31, 2021

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Fannie Mae (continued)
Pool #MA4204, UMBS, 2.00%, 12/1/2040	4,364,643	$4,419,426
Pool #MA4203, UMBS, 2.50%, 12/1/2040	4,307,104	4,451,074
Pool #AI5172, UMBS, 4.00%, 8/1/2041	64,448	71,016
Pool #AH3858, UMBS, 4.50%, 8/1/2041	302,990	341,440
Pool #AL7729, UMBS, 4.00%, 6/1/2043	85,423	93,852
Pool #AX1685, UMBS, 3.50%, 11/1/2044	772,606	835,848
Pool #AS4103, UMBS, 4.50%, 12/1/2044	204,686	227,944
Pool #AY8604, UMBS, 3.50%, 4/1/2045	136,397	146,473
Pool #AZ4750, UMBS, 3.50%, 10/1/2045	969,819	1,040,943
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	494,440	535,644
Pool #BC6764, UMBS, 3.50%, 4/1/2046	48,466	51,750
Pool #BC8677, UMBS, 4.00%, 5/1/2046	56,306	61,153
Pool #BD2179, UMBS, 4.00%, 7/1/2046	147,379	159,920
Pool #AS7660, UMBS, 2.50%, 8/1/2046	3,561,789	3,666,909
Pool #BD1191, UMBS, 3.50%, 1/1/2047	295,130	313,640
Pool #BE7845, UMBS, 4.50%, 2/1/2047	72,203	79,404
Pool #MA3007, UMBS, 3.00%, 4/1/2047	1,144,627	1,202,676
Pool #FM3157, UMBS, 3.50%, 1/1/2048	1,823,548	1,946,110
Pool #MA3238, UMBS, 3.50%, 1/1/2048	1,134,586	1,203,105
Pool #BM5526, UMBS, 3.50%, 2/1/2048	1,306,036	1,382,996
Pool #FM2232, UMBS, 4.00%, 6/1/2048	234,306	251,306
Pool #AL8674, 5.641%, 1/1/2049	418,219	479,502
Pool #FM0030, UMBS, 3.00%, 2/1/2049	3,020,258	3,159,737
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	1,258	1,272
Pool #G12655, 6.00%, 5/1/2022	991	1,002
Pool #G12988, 6.00%, 1/1/2023	1,344	1,379
Pool #G13078, 6.00%, 3/1/2023	1,966	2,015
Pool #D98711, 4.50%, 7/1/2031	77,621	85,601
Pool #C91746, 4.50%, 12/1/2033	65,580	72,482
Pool #C91771, 4.50%, 6/1/2034	73,996	81,586
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91780, 4.50%, 7/1/2034	91,955	$101,635
Pool #QN0349, UMBS, 3.00%, 8/1/2034	555,999	587,027
Pool #C91832, 3.50%, 6/1/2035	369,261	397,169
Pool #G07655, 5.50%, 12/1/2035	57,122	66,864
Pool #SB8088, UMBS, 1.50%, 2/1/2036	3,539,335	3,556,529
Pool #K93731, 3.00%, 11/1/2036	2,098,196	2,201,206
Pool #G08268, 5.00%, 5/1/2038	410,858	478,259
Pool #G05275, 5.50%, 2/1/2039	143,280	167,208
Pool #G05900, 6.00%, 3/1/2040	24,515	28,879
Pool #A92889, 4.50%, 7/1/2040	181,424	204,641
Pool #A93451, 4.50%, 8/1/2040	508,015	573,039
Pool #RB5100, UMBS, 2.00%, 2/1/2041	3,422,142	3,465,193
Pool #RB5108, UMBS, 2.00%, 4/1/2041	5,500,000	5,569,194
Pool #G60513, 5.00%, 7/1/2041	458,822	533,537
Pool #G60071, 4.50%, 7/1/2042	189,477	213,425
Pool #Q17513, 3.50%, 4/1/2043	139,456	151,573
Pool #G60183, 4.00%, 12/1/2044	190,187	207,719
Pool #Q37592, 4.00%, 12/1/2045	459,305	505,955
Pool #Q37857, 4.00%, 12/1/2045	385,284	419,595
Pool #G60855, 4.50%, 12/1/2045	179,221	200,655
Pool #Q38388, 4.00%, 1/1/2046	532,472	587,431
Pool #Q47544, 4.00%, 3/1/2047	461,642	503,273
Pool #Q47130, 4.50%, 4/1/2047	52,223	56,892
Pool #G08786, 4.50%, 10/1/2047	157,947	173,203
Pool #QA9848, UMBS, 2.50%, 5/1/2050	3,244,001	3,329,655
Pool #SD8107, UMBS, 2.50%, 11/1/2050	384,153	394,296
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $55,863,805)		55,987,222

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[8]
(Identified Cost $5,129,778)	5,129,778	5,129,778
TOTAL INVESTMENTS - 99.4% (Identified Cost $366,286,125)		362,075,426
OTHER ASSETS, LESS LIABILITIES - 0.6%		2,366,938
NET ASSETS - 100%		$364,442,364

Investment Portfolio - March 31, 2021

(unaudited)

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $92,169,588, which represented 25.3% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2021.

4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of March 31, 2021.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $1,500,000. The value of the security at March 31, 2021 was $1,497,495, or 0.4% of the Series’ Net Assets.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2021.

8Rate shown is the current yield as of March 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$171,274,625	$—	$171,274,625	$—
States and political subdivisions (municipals)	6,567,922	—	6,567,922	—
Corporate debt:
Communication Services	17,390,918	—	17,390,918	—
Consumer Discretionary	5,276,277	—	5,276,277	—
Energy	17,270,516	—	17,270,516	—
Financials	13,151,857	—	13,151,857	—
Health Care	2,458,673	—	2,458,673	—
Industrials	19,733,317	—	19,733,317	—
Real Estate	13,811,756	—	13,811,756	—
Asset-backed securities	68,221,921	—	68,221,921	—
Commercial mortgage-backed securities	19,293,190	—	19,293,190	—
Mutual fund	2,494,676	2,494,676	—	—

Investment Portfolio - March 31, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investment	$5,129,778	$5,129,778	$—	$—
Total assets	$362,075,426	$7,624,454	$354,450,972	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or March 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.